TRADE RECEIVABLES - Disclosure of composition of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Open accounts	$ 59,473	$ 43,166
Less – provision for credit losses	(3,779)	(1,866)
Trade receivables - net	$ 55,694	$ 41,300